Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Mar. 01, 2017 shares	Jul. 23, 2014 shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($) shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of awards vested expenses recognized			¥ 24,561	$ 3,572	¥ 8,275	¥ 2,703
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of awards vested expenses recognized			24,561	$ 3,572	¥ 8,275	¥ 2,703
Unrecognized share-based compensation expense			¥ 64,099				$ 9,323
Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized share-based compensation expense estimated weighted-average period			1 year	1 year
Weighted average grant-date fair value per share, granted | (per share)			¥ 54.69	$ 7.95
Unrecognized share-based compensation cost			¥ 447				$ 68
Maximum | Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized share-based compensation expense estimated weighted-average period			4 years	4 years
Minimum | Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized share-based compensation expense estimated weighted-average period			3 years	3 years
2014 Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period		4 years
Common shares reserved for issuance		5,500,000
Share available for grant			2,420				2,420
2014 Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards expiration period		10 years
2017 Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period	4 years
Common shares reserved for issuance	6,015,137
Share available for grant			3,467,708				3,467,708
2017 Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards expiration period	10 years
2014 and 2017 Plans
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards expiration period			10 years	10 years
2014 and 2017 Plans | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period			4 years	4 years
2014 and 2017 Plans | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period			1 year	1 year